Invested Assets and Investment Income - Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 6,858	$ 5,757
Percentage of investments in associates carrying value	100.00%	100.00%
Leveraged leases [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,575	$ 3,273
Percentage of investments in associates carrying value	51.00%	56.00%
Timber and agriculture [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 599	$ 451
Percentage of investments in associates carrying value	9.00%	8.00%
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 725	$ 498
Percentage of investments in associates carrying value	11.00%	9.00%
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 1,959	$ 1,535
Percentage of investments in associates carrying value	29.00%	27.00%